Law Offices
                    Drinker Biddle & Reath LLP
                Philadelphia National Bank Building
                      1345 Chestnut Street
                  Philadelphia, PA   19107-3496
                    Telephone: (215) 988-2700
                          Telex: 834684
                       Fax: (215) 988-2757

                          March 22, 1999

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC   20549

Re:   Pacific Horizon Funds, Inc.
      Registration Nos. 2-81110/811-4293

Ladies and Gentlemen:

      On behalf of Pacific Horizon Funds, Inc. ("Pacific Horizon") and pursuant to Rule 497(e) of the Securities Act of 1933, attached herewith for filing please find: 1) a supplement dated March 22, 1999 to the Prospectus dated July 1, 1998, relating to Pacific Horizon's Flexible Income, Intermediate Bond, U.S. Government Securities, Short-Term Government, National Municipal Bond and California Municipal Bond Funds.

      Questions and comments concerning the enclosed materials may be directed to the undersigned at (215) 988-2935.

                               Very truly yours,


                               /s/Allan J. Oster
                               Allan J. Oster





                   PACIFIC HORIZON FUNDS, INC.
                        (the "Company")

                      Flexible Income Fund
                     Intermediate Bond Fund
                 U.S. Government Securities Fund
                   Short-Term Government Fund
                  National Municipal Bond Fund
                 California Municipal Bond Fund

              Supplement dated March 22, 1999 to the
                  Prospectus dated July 1, 1998


     Effective April 14, 1999, the Company will no longer offer the ability to redeem shares by writing checks. All checks written prior to April 14, 1999 will continue to be honored.